Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination Although the Company has not expressed any intent to terminate the Plan, it may do so at any time, subject to the provisions of ERISA.